UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV	89169-0925
(Address of principal executive offices)	(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2009 – February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

February 28, 2010 (unaudited)

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY — 14.2%
Federal National Mortgage Association (Fannie Mae) (a)
Pool # 898832, 5.50%, 11/01/36	$15,963,409	$16,834,091
Pool # 256513, 5.50%, 12/01/36	19,818,001	20,898,922
Pool # 922039, 5.50%, 2/01/37	25,347,842	26,724,988
Pool # 916976, 5.50%, 4/01/37	19,516,970	20,577,326
Pool # 256799, 5.50%, 7/01/37	16,569,000	17,469,192
Pool # 936523, 5.50%, 7/01/37	19,968,098	21,052,963
Pool # 888638, 5.50%, 9/01/37	10,652,455	11,231,202
Pool # 966544, 5.50%, 10/01/37	7,081,141	7,465,859
Pool # 947985, 5.50%, 11/01/37	31,684,756	33,406,186
Pool # 953397, 5.50%, 11/01/37	17,247,348	18,184,395
Pool # 966312, 5.50%, 11/01/37	496,105	523,059
Pool # 954918, 5.50%, 12/01/37	7,557,469	7,968,065
Pool # 956968, 5.50%, 12/01/37	9,389,454	9,899,583
Pool # 959005, 5.50%, 12/01/37	5,459,063	5,755,653
Pool # 960376, 5.50%, 12/01/37	18,966,086	19,996,512
Pool # 960392, 5.50%, 12/01/37	16,045,591	16,917,347
Pool # 965506, 5.50%, 12/01/37	11,733,955	12,371,460
Pool # 966418, 5.50%, 12/01/37	13,424,406	14,153,753
Pool # 966422, 5.50%, 12/01/37	5,709,623	6,019,826
Pool # 967277, 5.50%, 12/01/37	11,260,295	11,872,066
Pool # 933343, 5.50%, 1/01/38	4,153,836	4,379,514
Pool # 953590, 5.50%, 1/01/38	19,244,619	20,290,177
Pool # 954243, 5.50%, 1/01/38	6,561,403	6,917,883
Pool # 956507, 5.50%, 1/01/38	4,614,837	4,865,561
Pool # 956844, 5.50%, 1/01/38	4,819,034	5,080,852
Pool # 956846, 5.50%, 1/01/38	23,922,629	25,222,343
Pool # 956847, 5.50%, 1/01/38	21,360,198	22,520,695
Pool # 960427, 5.50%, 1/01/38	20,584,323	21,702,667
Pool # 960482, 5.50%, 1/01/38	24,149,010	25,461,023
Pool # 960511, 5.50%, 1/01/38	39,114,117	41,239,184
Pool # 960550, 5.50%, 1/01/38	17,921,151	18,894,806
Pool # 960569, 5.50%, 1/01/38	13,839,002	14,590,873
Pool # 960718, 5.50%, 1/01/38	26,960,223	28,424,970
Pool # 960757, 5.50%, 1/01/38	4,314,550	4,548,959
Pool # 961311, 5.50%, 1/01/38	17,705,636	18,667,581
Pool # 961347, 5.50%, 1/01/38	38,382,518	40,467,837
Pool # 965620, 5.50%, 1/01/38	4,739,481	4,996,977
Pool # 966745, 5.50%, 1/01/38	4,798,086	5,058,766
Pool # 966758, 5.50%, 1/01/38	5,485,251	5,783,264
Pool # 966764, 5.50%, 1/01/38	5,093,677	5,370,416
Pool # 967040, 5.50%, 1/01/38	13,768,468	14,516,508
Pool # 967985, 5.50%, 1/01/38	5,275,366	5,561,976
Pool # 961426, 5.50%, 2/01/38	27,605,044	29,104,824
Pool # 961456, 5.50%, 2/01/38	12,782,909	13,477,403
Pool # 961491, 5.50%, 2/01/38	25,283,471	26,657,120
Pool # 961529, 5.50%, 2/01/38	20,962,758	22,101,662
Pool # 961632, 5.50%, 2/01/38	5,324,270	5,613,537
Pool # 961691, 5.50%, 2/01/38	5,939,722	6,262,426
Pool # 966779, 5.50%, 2/01/38	2,579,152	2,719,277
Pool # 968302, 5.50%, 2/01/38	27,236,736	28,716,506
Pool # 968328, 5.50%, 2/01/38	11,341,381	11,957,557
Pool # 969008, 5.50%, 2/01/38	5,582,431	5,885,724
Pool # 969397, 5.50%, 2/01/38	207,358	218,624
Pool # 969700, 5.50%, 2/01/38	12,860,017	13,558,700
Pool # 972203, 5.50%, 2/01/38	3,745,326	3,948,809
Pool # 257123, 5.50%, 3/01/38	5,378,774	5,671,002
Pool # 933721, 5.50%, 3/01/38	50,055,374	52,774,878
Pool # 953613, 5.50%, 3/01/38	7,755,948	8,177,328
Pool # 956868, 5.50%, 3/01/38	3,647,102	3,845,249
Pool # 962281, 5.50%, 3/01/38	70,887,596	74,738,913
Pool # 962304, 5.50%, 3/01/38	45,533,523	48,007,355
Pool # 962344, 5.50%, 3/01/38	61,734,450	65,088,477
Pool # 965756, 5.50%, 3/01/38	9,926,764	10,466,084
Pool # 972385, 5.50%, 3/01/38	13,721,015	14,466,477
Pool # 973028, 5.50%, 3/01/38	7,865,647	8,292,987
Pool # 975198, 5.50%, 3/01/38	14,754,082	15,555,670
Pool # 975202, 5.50%, 3/01/38	4,401,891	4,641,045
Pool # 257161, 5.50%, 4/01/38	31,775,469	33,501,827
Pool # 962441, 5.50%, 4/01/38	13,553,781	14,290,157
Pool # 976379, 5.50%, 4/01/38	18,554,858	19,562,941
Pool # 984745, 5.50%, 6/01/38	8,064,553	8,502,700
Pool # 986013, 5.50%, 6/01/38	40,316,703	42,507,107
Pool # 986519, 5.50%, 6/01/38	21,853,118	23,040,396
Pool # 964380, 5.50%, 7/01/38	6,277,609	6,618,671
Pool # 970025, 5.50%, 7/01/38	8,732,545	9,206,983
Pool # 981517, 5.50%, 7/01/38	8,489,847	8,951,100
Pool # 981723, 5.50%, 7/01/38	12,186,846	12,848,956
Pool # 981872, 5.50%, 7/01/38	11,014,577	11,612,997
Pool # 982199, 5.50%, 7/01/38	18,503,249	19,508,528
Pool # 982664, 5.50%, 7/01/38	22,175,025	23,379,793
Pool # 983334, 5.50%, 7/01/38	31,580,737	33,296,516

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool # 985704, 5.50%, 7/01/38	$25,989,344	$27,401,342
Pool # 986043, 5.50%, 7/01/38	13,430,391	14,160,063
Pool # 986656, 5.50%, 7/01/38	97,117,462	102,393,845
Pool # 986657, 5.50%, 7/01/38	14,458,423	15,243,948
Pool # 986686, 5.50%, 7/01/38	8,508,476	8,970,741
Pool # 986734, 5.50%, 7/01/38	7,426,193	7,829,658
Pool # 257306, 5.50%, 8/01/38	21,300,082	22,457,313
Pool # 964528, 5.50%, 8/01/38	25,424,099	26,805,388
Total Residential Mortgage-Backed Securities—Agency (Cost $1,501,694,564)		1,617,923,884

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 22.9%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.30%, 4/25/35 (b)	16,173,006	15,324,594
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	6,076,570	6,019,263
Series 2005-8, Class 1A1
5.50%, 1/25/36	9,829,826	9,467,351
Series 2005-G, Class A1
5.18%, 10/20/35 (b)	19,052,301	17,647,577
Series 2006-D, Class 5A1
5.77%, 5/20/36 (b)	25,223,736	20,566,695
Series 2007-D, Class 3A1
5.61%, 6/20/37 (b)	11,351,270	9,095,376
Banc of America Mortgage Securities, Inc.
Series 2004-7, Class 2A3
5.75%, 8/25/34	14,206,442	13,791,347
Series 2004-E, Class 2A6
4.14%, 6/25/34 (b)	9,530,000	8,808,102
Series 2004-L, Class 3A1
4.99%, 1/25/35 (b)	20,618,756	20,083,650
Series 2005-G, Class 4A3
5.23%, 8/25/35 (b)	18,487,317	18,013,679
Series 2005-H, Class 3A1
5.05%, 9/25/35 (b)	67,952,754	62,583,012
Series 2005-H, Class 4A2
5.13%, 9/25/35 (b)	16,894,218	16,314,267
Series 2005-J, Class 4A1
5.30%, 11/25/35 (b)	37,141,331	33,770,681
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	16,032,032	14,928,225
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
4.97%, 2/25/34 (b)	3,081,560	2,937,105
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
4.56%, 2/25/37 (b)	21,845,248	20,676,632
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	5,494,254	5,543,326
Series 2005-5, Class 3A1
5.00%, 8/25/35	15,259,590	14,148,501
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	59,135,046	58,108,539
Series 2007-AR4, Class 1A1A
5.93%, 3/25/37 (b)	149,051,170	117,044,220
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	82,247,280	81,166,822
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.63%, 5/25/33 (b)	7,351,797	6,717,701
Series 2003-42, Class 2A4
3.70%, 10/25/33 (b)	18,730,070	15,795,780
Series 2003-56, Class 2A5
3.60%, 12/25/33 (b)	26,877,398	24,907,253
Series 2005-5, Class A6
5.50%, 3/25/35	27,510,985	26,103,713
Series 2005-14, Class A2
5.50%, 7/25/35	8,477,544	7,825,832
Series 2007-1, Class A2
6.00%, 3/25/37	22,819,951	18,958,386
Series 2007-1, Class A4
6.00%, 3/25/37	23,623,390	19,862,102
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	17,595,185	16,564,507
Series 2005-5, Class 1A4
5.50%, 10/25/35	16,945,967	16,443,882

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust (continued)
Series 2005-7, Class A9
5.50%, 12/25/35	$8,426,538	$7,978,320
Series 2005-AR3, Class 3A1
5.50%, 8/25/35 (b)	10,377,277	9,231,380
Series 2006-4, Class 1A15
6.00%, 2/25/37	12,532,030	11,505,921
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.21%, 11/25/35 (b)	30,729,758	28,058,912
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.75%, 3/25/37 (b)	36,881,135	24,948,277
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.15%, 5/21/36 (b)(c)	19,119,093	17,775,346
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.70%, 10/25/33 (b)	5,000,000	4,234,183
Series 2004-A3, Class 3A3
4.94%, 7/25/34 (b)	11,742,100	10,875,296
Series 2004-A4, Class 2A2
4.63%, 9/25/34 (b)	7,708,188	7,549,248
Series 2005-A1, Class A1
5.21%, 2/25/35 (b)	22,128,718	20,440,777
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	144,911,809	137,531,291
Series 2005-S2, Class 2A2
5.25%, 9/25/35	16,213,668	14,773,818
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	47,664,511	47,655,832
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	103,289,385	90,542,907
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.64%, 10/25/33 (b)	23,933,444	22,458,213
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.52%, 4/15/26 (b)	62,741,145	57,003,342
Series MLCC, 2004-A1, Class 2A2
3.01%, 2/25/34 (b)	6,042,260	6,038,293
Series MLCC, 2006-2, Class 4A
5.79%, 5/25/36 (b)	15,034,415	13,610,954
Series MLCC, 2007-1, Class 3A
6.14%, 1/25/37 (b)	14,715,999	12,593,123
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (b)	10,577,000	9,819,743
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (b)	16,250,000	14,288,982
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	35,611,762	32,790,641
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	30,022,593	26,029,919
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	10,506,587	10,496,959
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.93%, 1/26/36 (b)(c)	633,036,423	635,383,342
Sequoia Mortgage Trust
Series 2004-5, Class A1
2.11%, 6/20/34 (b)	10,487,732	9,228,542
Series 2004-6, Class A1
2.14%, 7/20/34 (b)	11,919,288	9,613,331
Series 2007-1, Class 5A1
5.95%, 10/20/46 (b)	43,892,373	35,504,874
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.91%, 4/25/43 (b)	14,508,100	12,431,779
Series 2003-3, Class A4
4.83%, 6/25/43 (b)	24,459,641	23,539,352
Series 2003-4, Class A1
0.55%, 9/25/43 (b)	13,445,193	11,708,015
Series 2004-1, Class I2A
1.13%, 3/25/44 (b)	1,253,536	1,176,841
Series 2004-4, Class 1A
0.52%, 12/25/44 (b)	4,590,768	3,959,853
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.81%, 5/25/37 (b)	14,765,884	12,560,688

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
3.59%, 2/25/33 (b)	$3,721,357	$3,263,497
Series 2004-EE, Class 3A1
3.88%, 12/25/34 (b)	4,908,948	4,915,451
Series 2004-EE, Class 3A2
3.88%, 12/25/34 (b)	11,491,610	11,525,301
Series 2004-K, Class 1A2
4.46%, 7/25/34 (b)	11,902,892	11,642,060
Series 2004-P, Class 2A1
3.06%, 9/25/34 (b)	6,856,727	6,472,955
Series 2004-Q, Class 1A3
4.87%, 9/25/34 (b)	3,537,716	3,046,603
Series 2004-R, Class 2A1
3.00%, 9/25/34 (b)	11,696,540	11,467,680
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	36,231,949	36,033,825
Series 2005-AR16, Class 6A3
4.94%, 10/25/35 (b)	65,817,771	59,336,432
Series 2006-11, Class A8
6.00%, 9/25/36	38,288,813	32,192,514
Series 2006-14, Class A1
6.00%, 10/25/36	24,628,232	21,199,520
Series 2006-AR4, Class 2A4
5.74%, 4/25/36 (b)	39,500,000	35,460,047
Series 2006-AR11, Class A1
5.39%, 8/25/36 (b)	14,737,706	12,151,706
Series 2006-AR17, Class A2
5.72%, 10/25/36 (b)	12,360,546	8,895,187
Series 2007-1, Class A4
5.75%, 2/25/37	8,516,997	7,809,681
Series 2007-6, Class A6
6.00%, 5/25/37	39,499,626	33,013,045
Series 2007-7, Class A1
6.00%, 6/25/37	36,423,740	29,349,565
Series 2007-13, Class A7
6.00%, 9/25/37	25,873,839	21,805,985
Series 2007-14, Class 1A1
6.00%, 10/25/37	22,476,505	20,134,030
Series 2007-14, Class 2AI
5.50%, 10/25/22	24,429,257	24,562,855
Series 2007-16, Class 1A1
6.00%, 12/28/37	81,408,769	80,658,278
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	30,131,460	26,725,478
Total Residential Mortgage-Backed Securities (Cost $2,540,053,539)		2,614,218,109

COMMERCIAL MORTGAGE-BACKED SECURITIES— 32.3%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45 (b)	27,695,000	28,467,311
Series 2006-2, Class AM
5.77%, 5/10/45 (b)	2,710,000	2,340,510
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	28,169,228
Series 2006-3, Class AM
5.81%, 7/10/44 (b)	2,495,000	1,740,901
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,016,813
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	15,312,443
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,221,542
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	1,746,381
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,233,157
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,082,760
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	47,324,418
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	9,564,151
Series 2007-PW16, Class A4
5.72%, 6/11/40 (b)	103,572,000	97,928,548
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	19,206,742

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
Series 2007-PW18, Class A4
5.70%, 6/11/50	$7,500,000	$7,124,306
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	54,859,461
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	75,000,000	71,386,710
Series 2008-C7, Class A4
6.10%, 12/10/49 (b)	77,612,805	75,057,171
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.36%, 1/15/46 (b)	20,000,000	20,401,370
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	14,788,448
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	72,084,029
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (b)	6,770,500	5,025,967
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	3,884,553
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.77%, 6/10/46 (b)	34,500,000	35,861,487
Series 2007-C9, Class A4
5.82%, 12/10/49 (b)	128,891,353	125,137,779
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	2,065,043
Series 2006-C3, Class A3
5.83%, 6/15/38 (b)	12,500,000	11,680,599
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	8,796,212
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	10,478,121
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	10,714,655
Series 2009-4R, Class 1A1
5.39%, 4/25/36 (b)(c)	73,851,268	69,420,192
Series 2009-4R, Class 2A1
5.79%, 4/25/36 (b)(c)	317,906,621	308,369,422
Series 2009-5R, Class 1A1
5.99%, 7/26/49 (b)(c)	299,097,997	293,116,037
Series 2009-5R, Class 2A1
6.03%, 7/26/49 (b)(c)	165,691,413	165,691,413
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,636,704
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	142,888,857
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	137,094,799
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.81%, 8/10/45 (b)	57,000,000	50,786,515
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.89%, 7/10/38 (b)	102,660,000	101,775,656
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	49,554,756
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	23,783,825
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	12,668,133
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (b)	10,000,000	6,336,487
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	7,667,193
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	113,596,016
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	5,928,040
Series 2006-LDP7, Class A4
5.87%, 4/15/45 (b)	19,968,000	20,198,596
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	5,959,742
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	13,480,860

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-C1, Class A4
5.72%, 2/15/51	$50,000,000	$43,834,255
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	99,486,828
Series 2007-CB19, Class A4
5.75%, 2/12/49 (b)	14,815,000	14,064,872
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	48,121,200
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	12,176,394
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,304,164
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	7,544,656
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	34,709,640
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	8,480,640
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	16,863,793
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	177,099,021
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	11,610,887
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	8,618,500
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	47,355,889
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	29,449,157
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	40,796,702
Series 2007-8, Class A3
5.96%, 8/12/49 (b)	131,633,000	122,657,512
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	33,274,336
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	70,794,485
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,274,471
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	16,806,034
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	23,749,733
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	3,113,141
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	42,792,043
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	95,634,586
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	18,362,228
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	39,191,414
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	13,842,937
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	81,745,865
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	8,894,206
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	107,185,110
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	52,015,480
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	12,800,000	13,400,832
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	15,420,114
Total Commercial Mortgage-Backed Securities (Cost $3,444,141,795)		3,691,325,184

AUTO LEASE BACKED SECURITIES— 10.9%
Ford Credit Auto Lease Trust
Series 2008-2
5.75%, 9/15/12 (c)(d)(e)	642,164,866	660,871,770

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
AUTO LEASE BACKED SECURITIES (continued)
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (c)(d)(e)	$522,011,072	$549,368,106
Hertz Vehicle Financing, LLC
Series 2005-1A, Class A4
0.48%, 11/25/11 (b)(c)	16,000,000	15,911,546
Series 2005-1A, Class A5
5.08%, 11/25/11 (c)	1,500,000	1,529,134
Series 2005-2A, Class A5
0.48%, 11/25/11 (b)(c)	12,000,000	11,933,659
Total Auto Lease Backed Securities (Cost $1,192,485,668)		1,239,614,215

CREDIT CARD BACKED SECURITIES — 4.9%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.40%, 2/17/15 (b)	520,000	508,017
Series 2007-8, Class B
0.93%, 5/15/15 (b)	5,000,000	4,937,465
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.27%, 12/15/16 (b)	8,000,000	7,755,418
Series 2006-A14, Class A14
0.29%, 4/15/16 (b)	50,000,000	48,798,280
Series 2006-C5, Class C5
0.63%, 1/15/16 (b)	20,355,000	18,798,132
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	16,153,633
Series 2007-A6, Class A6
0.29%, 9/15/16 (b)	2,400,000	2,334,142
Bank One Issuance Trust
Series 2003-A8, Class A8
0.48%, 5/16/16 (b)	25,000,000	24,871,287
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.28%, 12/15/16 (b)	5,500,000	5,176,092
Series 2006-A12, Class A
0.29%, 7/15/16 (b)	9,194,000	9,039,282
Series 2007-A1, Class A1
0.28%, 11/15/19 (b)	46,511,000	44,627,663
Series 2007-A4, Class A4
0.26%, 3/16/15 (b)	10,000,000	9,909,143
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	40,202,423
Series 2007-C2, Class C2
0.53%, 11/15/14 (b)	6,000,000	5,776,910
Chase Issuance Trust
Series 2005-A6, Class A6
0.30%, 7/15/14 (b)	31,560,000	31,352,815
Series 2006-B1, Class B1
0.38%, 4/15/13 (b)	25,640,000	25,415,435
Series 2006-C4, Class C4
0.52%, 1/15/14 (b)	30,000,000	29,315,736
Series 2007-B1, Class B1
0.48%, 4/15/19 (b)	40,645,000	37,138,113
Series 2007-C1, Class C1
0.69%, 4/15/19 (b)	1,000,000	889,431
Series 2008-A13, Class A13
1.75%, 9/15/15 (b)	10,900,000	11,329,202
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,568,212
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	15,990,996
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	33,367,950
Series 2008-A2, Class A2
1.38%, 1/23/20 (b)	6,965,000	7,186,391
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.58%, 10/15/14 (b)	5,000,000	4,893,980
Series 2006-C2, Class C2
0.53%, 8/15/13 (b)	6,000,000	5,891,823
Series 2006-C3, Class C3
0.52%, 10/15/13 (b)	15,526,000	15,186,772
MBNA Credit Card Master Trust II
Series 1997-B, Class A
0.39%, 8/15/14 (b)	38,000,000	37,520,292
Sonic Capital, LLC
Series 2006-1A, Class A2
5.10%, 12/20/31 (c)	35,859,600	34,516,095
Total Credit Card Backed Securities (Cost $456,183,520)		555,451,130

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS— 6.7%
AEROSPACE & DEFENSE— 0.0% (f)
L-3 Communications Corp.
6.13%, 1/15/14	$2,000,000	$2,012,500

AUTO COMPONENTS— 0.0% (f)
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,287,800

BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,316,785
6.13%, 10/03/16	5,000,000	4,791,155
		10,107,940
CAPITAL MARKETS— 0.8%
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	22,999,840
7.52%, 6/01/66 (b)	3,460,000	3,217,800
Bear Stearns Cos., Inc.
0.44%, 2/01/12 (b)	10,000,000	9,960,030
6.95%, 8/10/12	38,000,000	42,322,006
Morgan Stanley
0.50%, 4/19/12 (b)	10,000,000	9,809,410
		88,309,086
CHEMICALS— 0.0% (f)
Bunge Ltd. Finance Co.
8.50%, 6/15/19	4,000,000	4,660,196

COMMERCIAL BANKS— 0.0% (f)
Keycorp.
6.50%, 5/14/13	5,000,000	5,331,385

COMMERCIAL SERVICES & SUPPLIES— 0.1%
Allied Waste North America, Inc.
7.25%, 3/15/15	4,000,000	4,155,000
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,213,339
		7,368,339
COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,190,290

CONSUMER FINANCE— 0.4%
American Express Co.
7.25%, 5/20/14	45,000,000	51,301,035

CONTAINERS & PACKAGING— 0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,319,625
7.88%, 6/15/17 (c)	4,000,000	4,241,152
		9,560,777
DIVERSIFIED FINANCIAL SERVICES— 1.5%
Bank of America Corp.
7.38%, 5/15/14	65,000,000	73,089,900
7.63%, 6/01/19	50,000,000	56,542,700
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	10,000,000	10,158,540
Janus Capital Group, Inc.
6.12%, 4/15/14	15,000,000	14,864,160
6.70%, 6/15/17	5,500,000	5,425,497
Regions Financial Corp.
0.42%, 6/26/12 (b)	10,000,000	8,968,510
		169,049,307
ELECTRIC UTILITIES— 0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,325,995

HEALTH CARE PROVIDERS & SERVICES— 0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,145,690

HOTELS, RESTAURANTS & LEISURE— 0.4%
International Game Technology
7.50%, 6/15/19	10,000,000	11,406,410
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	9,950,000
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	22,025,840
		43,382,250
HOUSEHOLD DURABLES— 0.0% (f)
Whirlpool Corp.
8.60%, 5/01/10	5,100,000	5,155,529

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE— 1.5%
Allstate Corp.
6.13%, 5/15/37 (b)	$4,000,000	$3,740,000
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	14,088,552
AON Corp.
8.21%, 1/01/27	29,600,000	30,926,080
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,281,232
Commerce Group, Inc.
5.95%, 12/09/13	10,918,000	11,149,483
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,305,745
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	10,426,980
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,638,670
Markel Corp.
6.80%, 2/15/13	5,000,000	5,368,365
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,156,168
Progressive Corp.
6.70%, 6/15/37 (b)	11,000,000	10,218,560
Protective Life Corp.
7.38%, 10/15/19	10,000,000	10,597,620
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,401,576
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	10,299,420
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	1,350,000	1,286,346
Unum Group
7.13%, 9/30/16	1,000,000	1,067,358
Willis North America, Inc.
6.20%, 3/28/17	2,000,000	2,036,514
7.00%, 9/29/19	10,000,000	10,504,760
W.R. Berkley Corp.
7.38%, 9/15/19	10,000,000	10,843,410
		165,336,839
MACHINERY— 0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	24,673,820

MEDIA— 0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	8,854,768
5.70%, 5/15/18	5,000,000	5,311,090
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,587,285
		19,753,143
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
3.88%, 4/01/15 (b)	25,000,000	25,524,250

MULTILINE RETAIL— 0.1%
J.C. Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,740,000
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,030,220
		16,770,220
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	7,632,142

OIL, GAS & CONSUMABLE FUELS— 0.1%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,313,315
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,483,095
		11,796,410
ROAD & RAIL— 0.0% (f)
CSX Transportation, Inc.
8.38%, 10/15/14	4,805,185	5,603,519

SPECIALTY RETAIL— 0.5%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	18,263,184
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,808,276	22,906,489

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
SPECIALTY RETAIL (continued)
Home Depot, Inc.
5.20%, 3/01/11	$5,000,000	$5,196,885
5.40%, 3/01/16	6,250,000	6,704,106
		53,070,664
Total Corporate Bonds (Cost $677,419,929)		766,349,126

REAL ESTATE INVESTMENT TRUSTS— 0.4%
AMB Property, LP
6.13%, 12/01/16	3,650,000	3,748,214
Brandywine Operating Partnership, LP
5.40%, 11/01/14	3,800,000	3,721,059
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,605,350
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,323,850
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,504,552
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	11,050,320
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,320,781
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,945,608
5.35%, 5/01/15	6,345,000	6,565,990
Total Real Estate Investment Trusts (Cost $46,297,662)		50,785,724

TERM LOANS— 2.4%
AUTOMOBILES— 0.1%
Oshkosh Truck Corp., Term Loan B, 6.25% - 6.26%, 12/06/13 (b)	8,526,802	8,519,699

CHEMICALS— 0.6%
Ashland, Inc., Term Loan B, 7.65%, 5/13/14 (b)	1,643,886	1,662,380
Celanese Holdings, LLC, Dollar Term Loan, 2.00%, 4/02/14 (b)	11,842,717	11,351,457
ISP Chemco, Inc., New Term Loan B, 2.00%, 6/04/14 (b)	13,363,454	12,678,577
Nalco Co., Term Loan B, 2.06%, 11/04/10 (b)	2,381,767	2,369,858
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14 (b)	40,098,812	40,219,108
		68,281,380
COMMERCIAL SERVICES & SUPPLIES— 0.2%
Aramark Corp., Letter of Credit, 0.09%, 1/26/14 (b)	896,022	854,733
Aramark Corp., US Term Loan, 2.13%, 1/26/14 (b)	13,624,606	12,996,785
Cenveo Corp., Delayed Draw Term Loan, 4.75%, 6/21/13 (b)	74,394	74,324
Cenveo Corp., Term Loan C, 4.75%, 6/21/13 (b)	2,605,693	2,603,252
Hertz Corp., Letter of Credit, 0.25%, 12/21/12 (b)	1,682,825	1,641,956
Hertz Corp., Term Loan B, 1.98% - 1.99%, 12/21/12 (b)	9,144,958	8,922,864
		27,093,914
DIVERSIFIED FINANCIAL SERVICES— 0.0% (f)
Team Finance, LLC, Term Loan, 2.25%, 11/23/12 (b)	4,897,959	4,720,408

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.2%
Intelsat Corp., Tranche B-2-A Term Loan, 2.73%, 1/03/14 (b)	5,905,877	5,614,274
Intelsat Corp., Tranche B-2-B Term Loan, 2.73%, 1/03/14 (b)	5,904,069	5,612,556
Intelsat Corp., Tranche B-2-C Term Loan, 2.73%, 1/03/14 (b)	5,904,069	5,612,556
Windstream Corp., Term Loan B-1, 1.76%, 7/17/13 (b)	2,962,025	2,867,874
		19,707,260
ELECTRIC UTILITIES— 0.1%
Texas Competitive Electric Holding Co., LLC, Term Loan, Tranche B-3, 3.73% - 3.75%, 10/10/14 (b)	19,697,733	15,758,186

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Link Deposit, 0.15%, 2/09/14 (b)	2,665,972	2,539,339
Covanta Energy Corp., 1st Lien, Term Loan, 1.75%, 2/09/14 (b)	5,266,337	5,016,186
		7,555,525
HEALTH CARE EQUIPMENT & SUPPLIES— 0.3%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.50%, 4/24/15 (b)	757,667	725,676
Bausch & Lomb Inc., Parent Term Loan, 3.50%, 4/24/15 (b)	3,120,000	2,988,267
Biomet, Inc., Dollar Term Loan, 3.23% - 3.25%, 9/25/13 (b)	19,742,501	19,096,388
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.62% - 1.63%, 3/31/13 (b)	16,583,587	16,669,955
		39,480,286
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 1.50%, 11/16/12 (b)	3,694,993	3,489,651
HealthSouth Corp., Term Loan, 2.51%, 3/10/13 (b)	2,753,105	2,661,909
Iasis Healthcare, LLC, Delayed Draw Term Loan, 2.23%, 3/14/14 (b)	707,577	673,672
Iasis Healthcare, LLC, Letter of Credit, 0.13%, 3/14/14 (b)	191,561	182,382
Iasis Healthcare, LLC, Term Loan B, 2.23%, 3/14/14 (b)	2,046,263	1,948,212
		8,955,826
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 0.15%, 12/09/13 (b)	2,564,854	2,474,210
NRG Energy, Inc., Term Loan, 1.97% - 2.00%, 12/09/13 (b)	4,362,009	4,207,851
		6,682,061

See Notes to Quarterly Portfolio of Investments.

	Principal
Description	Amount	Value
TERM LOANS (continued)
MACHINERY— 0.2%
Bucyrus International, Inc., Tranche C Term Loan, 4.50%, 2/17/16 (b)	$20,000,000	$20,106,000

MEDIA— 0.0% (f)
Catalina Marketing Corp., Term Loan, 2.98%, 10/01/14 (b)	2,863,980	2,762,847
National CineMedia, LLC, Term Loan, 2.01%, 2/13/15 (b)	2,000,000	1,924,166
		4,687,013
MULTILINE RETAIL— 0.2%
Neiman Marcus Group, Inc., Term Loan, 2.26%, 4/06/13 (b)	20,656,026	18,539,940

PAPER & FOREST PRODUCTS— 0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.24% - 2.25%, 12/21/12 (b)	2,279,319	2,226,040
Georgia-Pacific Corp., Term Loan A, 2.25%, 12/20/11 (b)	1,460,565	1,448,224
Georgia-Pacific Corp., Term Loan B, 2.25% - 2.26%, 12/21/12 (b)	10,482,309	10,237,285
Georgia-Pacific Corp., Term Loan C, 3.49% - 3.51%, 12/21/12 (b)	7,909,708	7,891,911
		21,803,460
Total Term Loans (Cost $258,075,776)		271,890,958

	Shares
SHORT-TERM INVESTMENTS— 6.6%
MONEY MARKET FUNDS— 6.6%
Dreyfus Cash Management Fund - 0.08% (g)	359,721,987	359,721,987
DWS Money Market Series Institutional - 0.11% (g)	400,000,000	400,000,000
Total Short-Term Investments (Cost $759,721,987)		759,721,987
Total Investments— 101.3% (Cost $10,876,074,440) (h)		11,567,280,317
Liabilities in excess of other assets— (1.3)%		(145,426,012)
Net Assets—100.0%		$11,421,854,305

(a)          Fannie Mae remains in conservatorship since the Federal Housing Finance Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at February 28, 2010.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the value of these securities amounted to $2,977,624,247 or 26.1% of net assets.

(d)         Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At February 28, 2010, the value of these securities amounted to $1,210,239,876 or 10.6% of net assets.

(e)          Illiquid security. At February 28, 2010, the value of these securities amounted to $1,210,239,876 or 10.6% of net assets.

(f)            Less than 0.05%.

(g)         Represents annualized 7-day yield at February 28, 2010.

(h)         Cost for Federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$825,316,354
Aggregate gross unrealized depreciation	(134,110,477)
Net unrealized appreciation	$691,205,877

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

February 28, 2010 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company. The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets within the Fund’s Annual Report or Semi-Annual Report as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day where such securities are of the highest credit quality.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of February 28, 2010, all investments in term loans were valued based on prices from such services.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2010 (unaudited)

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 — quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities-Agency	$—	$1,617,923,884	$—	$1,617,923,884
Residential Mortgage-Backed Securities	—	2,614,218,109	—	2,614,218,109
Commercial Mortgage-Backed Securities	—	3,691,325,184	—	3,691,325,184
Auto Lease Backed Securities	—	29,374,339	1,210,239,876	1,239,614,215
Credit Card Backed Securities	—	555,451,130	—	555,451,130
Corporate Bonds	—	766,349,126	—	766,349,126
Real Estate Investment Trusts	—	50,785,724	—	50,785,724
Term Loans	—	271,890,958	—	271,890,958
Money Market Funds	759,721,987	—	—	759,721,987
Total Investments	$759,721,987	$9,597,318,454	$1,210,239,876	$11,567,280,317

Fair value estimates for auto lease backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The Investment Adviser reviews the inputs used in the fair valuation of the auto lease backed securities which is currently comprised of 10% on brokers’ indicative bids and 90% on spreads calculated by the Investment Adviser that rely on recent market data. The Investment Adviser uses observable spreads of auto loan backed securities and then adjusts these spread by factors that are related to the differences attributable to the auto lease backed securities and the differences between domestic and foreign issuers. In addition, the spread is also adjusted for risk and liquidity to arrive at a fair value of the auto lease backed securities. There have been no changes in the valuation techniques used since the November 30, 2009 annual report.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Auto Lease Backed
Investments in Securities	Securities
Balance as of November 30, 2009	$1,658,843,985
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(15,677,771)
Net Purchases / (Sales)	(432,926,338)
Realized Gain / ( Loss)	—
Transfers In / (Out)	—
Balance as of February 28, 2010	$1,210,239,876

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2010 (unaudited)

Loan Assignments, Participations and Commitments — The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. Net change in unrealized appreciation/depreciation on unfunded loan commitments is shown on the Statement of Operations within the Fund’s Annual Report or Semi-Annual Report. As of February 28, 2010, the Fund had no unfunded loan commitments.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. As of February 28, 2010, the Fund had no repurchase agreements.

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. As of February 28, 2010, the Fund had no TBAs.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2010 (unaudited)

3. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Prior events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated February 28, 2010 includes securities of some of these issuers and others that have been affected by these events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

4. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 28, 2010 (unaudited)

5. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.  Management has determined that there are no material events that would require disclosure through this date.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York
Joseph R. York
Chief Executive Officer

Date:	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York
Joseph R.York
Chief Executive Officer

Date:	April 28, 2010

By:	/s/ Trudance L. C. Bakke
Trudance L. C. Bakke
Principal Financial Officer

Date:	April 28, 2010